Consolidated statements of financial position (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 25, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) $ / shares shares
Statement [Line Items]
Liabilities received from government grants		€ 8,300,000
Cash outflows for leases		€ 379,868		€ 374,698	€ 378,035
Corporate income tax, Rate		15.00%	15.00%	1500.00%	1500.00%
Solidarity surcharge, Rate		0.80%	0.80%	80.00%	80.00%
Trade taxes, Rate		12.80%	12.80%	13.00%	13.90%
Average total tax rate		28.60%	28.60%	28.90%	29.70%
Ann Arbor, Michigan, USA average total tax rate		27.00%	27.00%	25.74%	2700.00%
U.S. federal tax, Rate		21.00%	21.00%	2100.00%	2100.00%
U S state tax, Rate		6.00%	6.00%	6.00%	6.00%
Income tax receivable		€ 812,689		€ 1,026,494	€ 1,134,968
Unused tax losses carried forward				188,000		$ 141,965,443
Tax losses used to offset future taxable income | $			$ 34,787,000
Tax loss carryforwards				147,700,000.0		186,900,000.0
Fair value financial assets				€ 47,392,000		$ 84,376,000
Issued capital of common share | shares	15,000,000	44,203,763		28,228,415		44,203,763
Nominal value | $ / shares						$ 0.12
Description of common shares Sales Agreement		the Company filed a Form F-3 (Registration Statement) with the United States Securities and Exchange Commission (SEC) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement (Prospectus Supplement) relating to an at-the-market program providing for the sale of up to $50,000,000 of its common shares over time pursuant a Sales Agreement with SVB Leerink LLC	the Company filed a Form F-3 (Registration Statement) with the United States Securities and Exchange Commission (SEC) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement (Prospectus Supplement) relating to an at-the-market program providing for the sale of up to $50,000,000 of its common shares over time pursuant a Sales Agreement with SVB Leerink LLC
Issued common shares | shares				1,958,186
Issued common shares in net proceeds				€ 9,000,000.0
Remaining value authorized for sale under the Sales Agreement | $						$ 35,200,000
Sold common shares through a public offering | shares	15,000,000
Sold at a price | € / shares	€ 5.00
Nominal value | € / shares	0.12
Warrant to purchase a common share at an exercise price | € / shares	€ 5.80
Gross offering proceeds	€ 3,700,000
Underwriting discounts	400,000
Other offering expenses	€ 300,000
Number of authorized share | shares		110,000,000				110,000,000
Ongoing costs to reimburse expenses		€ 60,000
Research and Development
Statement [Line Items]
Amortization of intangible assets		10,192			30,662
General and Administrative
Statement [Line Items]
Amortization of intangible assets		105,790			€ 75,696
InflaRx Pharmaceutical Inc.
Statement [Line Items]
Tax loss carryforwards		€ 11,510,188		€ 6,965,000
Top of range [member]
Statement [Line Items]
Fixed interest, Range		7.8750	7.8750	3.1
Bottom of range [member]
Statement [Line Items]
Fixed interest, Range		0.0	0.0	1.4